Share Capital - Summary of Company's Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement		$ 6.09			$ 5.08	$ 4.07
Weighted average remaining contractual life of outstanding share options	2 years 6 months 25 days
Number of share options outstanding in share-based payment arrangement	48,616,795			48,616,795	51,565,802	49,638,890
Weighted average exercise price of outstanding share options			$ 6.09
Number of share options exercisable in share-based payment arrangement	41,107,599			41,107,599
Weighted average exercise price of share options exercisable in share-based payment arrangement | (per share)		$ 5.61	5.61
From One Point Eight Zero To Four Point Nine Nine [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options	8 months 26 days
Number of share options outstanding in share-based payment arrangement | shares				8,458,333
Weighted average exercise price of outstanding share options			2.64
Number of share options exercisable in share-based payment arrangement | shares				8,458,333
Weighted average exercise price of share options exercisable in share-based payment arrangement			2.64
From One Point Eight Zero To Four Point Nine Nine [member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement			1.8
From One Point Eight Zero To Four Point Nine Nine [member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement			4.99
From Five Point Zero Zero To Five Point Nine Nine [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options	2 years 1 month 9 days
Number of share options outstanding in share-based payment arrangement | shares				23,641,400
Weighted average exercise price of outstanding share options			5.59
Number of share options exercisable in share-based payment arrangement | shares				23,641,400
Weighted average exercise price of share options exercisable in share-based payment arrangement			5.59
From Five Point Zero Zero To Five Point Nine Nine [member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement			5
From Five Point Zero Zero To Five Point Nine Nine [member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement			5.99
From Six Point Zero Zero To Six Point Nine Nine [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options	3 years 7 months 9 days
Number of share options outstanding in share-based payment arrangement | shares				5,095,000
Weighted average exercise price of outstanding share options			6.96
Number of share options exercisable in share-based payment arrangement | shares				3,396,669
Weighted average exercise price of share options exercisable in share-based payment arrangement			6.96
From Six Point Zero Zero To Six Point Nine Nine [member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement			6
From Six Point Zero Zero To Six Point Nine Nine [member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement			6.99
From Seven Point Zero Zero To Seven Point Nine Nine [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options	4 years 7 months 2 days
Number of share options outstanding in share-based payment arrangement | shares				1,864,062
Weighted average exercise price of outstanding share options			7.51
Number of share options exercisable in share-based payment arrangement | shares				627,864
Weighted average exercise price of share options exercisable in share-based payment arrangement			7.52
From Seven Point Zero Zero To Seven Point Nine Nine [member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement			7
From Seven Point Zero Zero To Seven Point Nine Nine [member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement			7.99
From Eight Point Zero Zero To Ten Point Zero Five [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options	4 years 4 months 20 days
Number of share options outstanding in share-based payment arrangement | shares				9,558,000
Weighted average exercise price of outstanding share options			9.63
Number of share options exercisable in share-based payment arrangement | shares				4,983,333
Weighted average exercise price of share options exercisable in share-based payment arrangement			9.52
From Eight Point Zero Zero To Ten Point Zero Five [member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement			8
From Eight Point Zero Zero To Ten Point Zero Five [member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement			$ 10.05